UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	6 Months Ended
Mar. 31, 2025 USD ($)
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash used in operating activities	$ (7,020,540)
Cash flows from investing activities:
Acquisition of property, plant and equipment	(2,214)
Proceeds on disposal of property, plant and equipment	2,766
Investment into a subsidiary	(17,158)
Cash from acquisition of a subsidiary	34,656
Net cash provided by investing activities	18,050
Cash flows from financing activities:
Proceeds from bank loans	373,403
Deferred issuance costs paid	(1,747,188)
Gross proceeds from IPO	10,350,000
Proceeds from a related party for temporally loan	2,314
Repayment to related parties	(68,219)
Net cash provided by financing activities	8,910,310
Effect of exchange rates changes on cash	(13,579)
Net (decrease) increase in cash	1,894,241
Cash and restricted cash, beginning of the period	415,280
Cash and restricted cash, end of the period	2,309,521
Supplemental cash flow disclosures:
Cash paid for interest	$ 3,536